Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2

Summary of Significant Accounting Policies:

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. GAAP. Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (‘‘ASC’’) and Accounting Standards Updates (‘‘ASU’’) of the Financial Accounting Standards Board (‘‘FASB’’).

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts reported of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates and be based on events different from those assumptions. As part of these financial statements, the Company’s significant estimates include (1) pension and other post-employment benefits; and (2) valuation allowance relating to the Company’s deferred tax assets.

JOBS Act Accounting Election

The Company is an “emerging growth company” or “EGC”, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, an EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company intends to take advantage of the exemptions until it is no longer an EGC.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. The Company deposits its cash primarily in checking, money market accounts, as well as certificates of deposit. The Company generally does not enter into investments for trading or speculative purposes, rather to preserve its capital for the purpose of funding operations.

Property and equipment

Property and equipment are recorded at cost, net of accumulated depreciation and any accumulated impairment losses. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The useful lives of property and equipment are five years for furniture and fixtures and three years for software.

Upon retirement or sale, the cost of disposed assets and their related accumulated depreciation are removed from the balance sheet. Any resulting net gains or losses on dispositions of property and equipment are included as a component of operating expenses within the Company’s statements of operating and comprehensive loss. Repair and maintenance costs that do not significantly add value to the property and equipment, or prolong its life, are charged to operating expense as incurred.

Deferred Offering Costs

Specific incremental legal, accounting and other fees and costs directly attributable to a proposed or actual offering of securities may properly be deferred and charged against the gross proceeds of such an offering. As of December 31, 2020 and 2019, there were $946,912 and $260,211, respectively, of initial public offering costs, primarily consisting of legal, accounting and printing fees, that were capitalized in other non-current assets on the balance sheet. The costs deferred exclude any management and general and administrative expenses and only include costs that were related to the initial public offering. The deferred offering costs were charged against the gross proceeds of the initial public offering during the year ended December 31, 2021.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk include cash. At December 31, 2021 and 2020, substantially all of the cash balances are deposited in one banking institution. At various times, the Company has deposits in financial institutions which are in excess of federally insured limits.

Functional Currency

The Company has operations in Switzerland and the United States. The Company’s functional currency is the U.S. dollar (“USD”). The results of its non-USD based operations are translated to USD at the average exchange rates during the year. The Company’s assets and liabilities are translated using the current exchange rate as of the balance sheet date and shareholders’ equity is translated using historical rates. Foreign exchange transaction gains and losses are included in other income/expense in the Company’s results of operations.

Revenue Recognition

As of December 31, 2021, the Company has not recognized any revenue from its exclusive license agreement (the “EF License Agreement”), as the upfront payment the Company received has been deferred. The EF License Agreement is to develop and commercialize its product candidate, Nolazol, in Latin American countries with Eurofarma Laboratorios S.A (“Eurofarma”), a Brazilian pharmaceutical company. The EF License Agreement is within the scope of ASC 606, “Revenue from Contract with Customers” (“ASC 606”).

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine the appropriate amount of revenue to be recognized for arrangements determined to be within the scope of ASC 606, the Company performs the following five steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect consideration it is entitled to in exchange for the goods or services it transfers to the customer.

Performance obligations are promised goods or services in a contract to transfer a distinct good or service to the customer and are considered distinct when (i) the customer can benefit from the good or service on its own or together with other readily available resources and (ii) the promised good or service is separately identifiable from other promises in the contract. In assessing whether promised goods or services are distinct, the Company considers factors such as the stage of development of the underlying intellectual property, the capabilities of the customer to develop the intellectual property on its own or whether the required expertise is readily available and whether the goods or services are integral to or dependent on other goods or services in the contract.

The Company estimates the transaction price based on the amount expected to be received for transferring the promised goods or services in the contract. The consideration may include fixed consideration or variable consideration. At the inception of each arrangement that includes variable consideration, the Company evaluates the amount of potential payments and the likelihood that the payments will be received. The Company utilizes either the most likely amount method or expected amount method to estimate the amount expected to be received based on which method best predicts the amount expected to be received. The amount of variable consideration which is included in the transaction price may be constrained and is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue recognized will not occur in a future period.

The Company allocates the transaction price based on the estimated stand-alone selling price of each of the performance obligations. The Company must develop assumptions that require judgment to determine the stand-alone selling price for each performance obligation identified in a contract with a customer. The Company utilizes key assumptions to determine the stand-alone selling price for service obligations, which may include other comparable transactions, pricing considered in negotiating the transaction and the estimated costs. Additionally, in determining the stand-alone selling price for material rights, the Company may reference comparable transactions, clinical trial success probabilities, and develop estimates of option exercise likelihood. Any variable consideration is allocated specifically to one or more performance obligations in a contract when the terms of the variable consideration relate to the satisfaction of the performance obligation and the resulting amounts allocated are consistent with the amounts the Company would expect to receive for the satisfaction of each performance obligation.

The consideration allocated to each performance obligation is recognized as revenue when control is transferred for the related goods or services. For performance obligations which consist of licenses and other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress. The Company evaluates the measure of progress at each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Development and regulatory milestone payments are assessed under the most likely amount method and constrained if it is probable that a significant revenue reversal would occur. Milestone payments that are not within the Company’s control or the licensee’s control, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. At the end of each reporting period, the Company re-evaluates the probability of achievement of such development milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect license revenues in the period of adjustment. To date, the Company has not recognized any consideration related to the achievement of development, regulatory, or commercial milestone revenue resulting from the EF License Agreement.

For revenue related to sales-based royalties received from licensees, including milestone payments based on the level of sales, where the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). To date, the Company has not recognized any consideration related to sales-based royalty revenue resulting from any of the Company’s license agreement.

To the extent the Company receives payments, including non-refundable payments, in excess of the recognized revenue, such excess is recorded as deferred revenue until the Company performs its obligations under these arrangements. Amounts are recorded as accounts receivable when the Company’s right to consideration is unconditional.

Research and Development

Costs for research and development (“R&D”) of products, including vendor expenses and supplies and consultant fees, are expensed as incurred. Clinical trial and other development costs incurred by third parties are expensed as the contracted work is performed. Where contingent milestone payments are due to third parties under research and development arrangements, the obligations are recorded when the milestone results are probable of being achieved.

General and Administrative Expenses

General and administrative expenses include personnel costs, expenses for outside professional services, and all other allocated expenses. Personnel costs consist of salaries, cash bonuses and benefits. Outside professional services consist of legal fees (including intellectual property and corporate matters), accounting and audit services, IT and other consulting fees.

Fair Value Measurements

The Company measures and discloses fair value in accordance with ASC 820, “Fair Value,” which defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 - pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 - pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Fair value is determined using comparable market transactions and other valuation methodologies, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The Company’s cash and cash equivalents are carried at fair value, determined according to the fair value hierarchy described above. The carrying values of the Company’s accounts payable approximate their fair value due to the short-term nature of these liabilities. The carrying value of the Company’s debt is estimated to approximate its fair value, as the notes are near maturity and the interest rates on the debts approximate market rates.

Debt Issuance Costs and Debt Discount

Debt issuance costs related to a recognized debt liability are presented on the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts, and are amortized to interest expense over the term of the related debt using the effective interest method.

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the financial statements or in the Company’s tax returns. Deferred taxes are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

Due to the fact that the Company has a history of generating losses, and expects to generate losses in the foreseeable future, a full valuation allowance has been recorded as no deferred taxes have been recognized.

The Company accounts for uncertain tax positions in accordance with an amendment to ASC Topic 740-10, “Income Taxes (Accounting for Uncertainty in Income Taxes),” which clarified the accounting for uncertainty in tax positions. This amendment provides that the tax effects from an uncertain tax position can be recognized in the financial statements only if the position is "more-likely-than-not" to be sustained were it to be challenged by a taxing authority. The assessment of the tax position is based solely on the technical merits of the position, without regard to the likelihood that the tax position may be challenged. If an uncertain tax position meets the "more-likely-than-not" threshold, the largest amount of tax benefit that is more than 50% likely to be recognized upon ultimate settlement with the taxing authority is recorded.

Employee Benefits (including Post Retirement Benefits)

The Company operates the mandatory pension plan for its employees in Switzerland. The plan is generally funded through payments to insurance companies or trustee-administered funds. The Company has a pension plan designed to pay pensions based on accumulated contributions on individual savings accounts. However, this plan is classified as a defined benefit plan under ASC 960 “Plan Accounting – Defined Benefit Pension Plans.”

The net defined benefit liability is the present value of the defined benefit obligation at the balance sheet date minus the fair value of plan assets. The defined benefit obligation is in all material cases calculated annually by independent actuaries using the projected unit credit method, which reflects services rendered by employees to the date of valuation, incorporates assumptions concerning employees’ projected salaries, pension increases as well as discount rates of highly liquid corporate bonds which have terms to maturity approximating the terms of the related liability.

Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, and the return on plan assets (excluding interest), are recognized immediately in Other Comprehensive Loss. Past service costs, including curtailment gains or losses, are recognized immediately as an allocation between research and development and general and administrative expenses within the operating results. Settlement gains or losses are recognized in either research and development and/or general and administrative expenses within the operating results. The Company determines the net interest expense (income) on the net defined benefit liability for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period or in case of any significant events between measurement dates to the then-net defined benefit liability, taking into account any changes in the net defined benefit liability during the period as a result of contributions and benefit payments. Net interest expense and other expenses related to defined benefit plans are recognized in the statement of operations and comprehensive loss.

Earnings per Share

Basic net loss per common share is computed by dividing the net loss applicable to common shareholders by the weighted-average number of common shares outstanding during the year. Diluted loss per common share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional potential common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Potential common shares are excluded from the computation for a period in which a net loss is reported or if their effect is anti-dilutive. The Company’s potential common shares consist of warrants, convertible promissory notes and convertible loans with their potential dilutive effect considered using the “if-converted” method. For the years ended December 31, 2021, 2020 and 2019 5,409,746, 50,205 and 20,000 shares related to warrants and the convertible loans that were excluded from the computation, respectively.

Treasury Shares

Treasury shares are purchased at cost and recognized as deduction from equity. Income or loss from subsequent sale is presented in equity.

Segment Reporting

The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Company’s singular focus is on developing therapeutics for the treatment of neurobehavioral and neurocognitive disorders. All of the Company’s tangible assets are held in Switzerland.

Recently Issued Accounting Standards Not Yet Effective

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842), which requires that lessee's recognize a right-of-use asset and a lease liability for all leases with lease terms greater than twelve months in the balance sheet. A lease liability is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset is an asset that represents the lessee’s right to use, or control use of, a specified asset for the lease term for all leases (with the exception of short-term leases) at the adoption date. In July 2018, the FASB issued ASU 2018-10 and ASU 2018-11, which provides clarification on the narrow aspects of the guidance and provide an additional transition method to adopt the new leases standard. The new transition method allows an entity to recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. In March 2019, the FASB issued ASU 2019-01, which provides clarification on implementation issues associated with adopting ASU 2016-02. The new leases standard must be adopted using a modified retrospective transition method and allows for the application of the new guidance at the beginning of the earliest comparative period presented or at the adoption date. In November 2019, the FASB issued ASU 2019-10, which revised the mandatory effective dates of the new leases standard. Further, due to the impact of the COVID-19, in June 2020, the FASB issued ASU 2020-05 to further defer the effective date for one year for entities in the “all other” categories. For public companies, the new guidance became effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the new guidance is now effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is still permitted for any interim or annual financial statements not yet issued.

As an emerging growth company, the new leases standard is effective for the Company for the fiscal year ending December 31, 2022 and interim periods within fiscal year ending December 31, 2023. The Company is currently evaluating the impact of this standard on its consolidated financial statements including the timing of its adoption. The Company anticipates electing several practical expedients that permit the Company not to reassess (1) whether a contract is or contains a lease, (2) the classification of existing leases, and (3) whether previously capitalized initial direct costs would qualify for capitalization under ASC 842. The Company expects that the adoption of this new standard will have a material impact on its balance sheet. The most significant impact would be the recognition of operating lease right-of-use assets and liability. The standard is not expected to have a material impact to the Company's consolidated statements of income and cash flows.